Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
T-REX 2X LONG BMNR DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long BMNR Daily Target ETF
Class Name	T-Rex 2X Long BMNR Daily Target ETF
Trading Symbol	Cboe
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long BMNR Daily Target ETF for the period of September 26, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/bmnu/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/bmnu/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long BMNR Daily Target ETF	$25[1]	1.50%²

¹ Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	1.50%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 422,941,290
Holdings Count	3
Advisory Fees Paid, Amount	$ 1,529,672
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$422,941,290
Number of Holdings	3
Total Net Advisory Fee	$1,529,672
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	114.19%
Liabilities in Excess of Other Assets	-0.15%
Derivatives	-14.04%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X INVERSE CRWV DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Inverse CRWV Daily Target ETF
Class Name	T-Rex 2X Inverse CRWV Daily Target ETF
Trading Symbol	CORD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse CRWV Daily Target ETF for the period of September 26, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/cord/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/cord/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse CRWV Daily Target ETF	$52[1]	1.50%²

¹ Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 52	[3]
Expense Ratio, Percent	1.50%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 9,550,661
Holdings Count	1
Advisory Fees Paid, Amount	$ 16,245
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$9,550,661
Number of Holdings	1
Total Net Advisory Fee	$16,245
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	76.43%
Derivatives	30.87%
Liabilities in Excess of Other Assets	-7.30%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.
T-REX 2X INVERSE CRCL DAILY TARGET ETF [Member]
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Inverse CRCL Daily Target ETF
Class Name	T-Rex 2X Inverse CRCL Daily Target ETF
Trading Symbol	CRCD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse CRCL Daily Target ETF for the period of September 26, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/crcd/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.rexshares.com/crcd/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse CRCL Daily Target ETF	$51[1]	1.50%²

¹ Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 51	[5]
Expense Ratio, Percent	1.50%	[6]
Expenses Short Period Footnote [Text Block]	Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 3,068,386
Holdings Count	1
Advisory Fees Paid, Amount	$ 13,971
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$3,068,386
Number of Holdings	1
Total Net Advisory Fee	$13,971
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of December 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition

Cash	144.58%
Derivatives	11.18%
Liabilities in Excess of Other Assets	-55.76%

Exposure Basis Explanation [Text Block]	Market Exposure Total Return Swap Contracts: 200.00% “Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

[1]	Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.
[3]	Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[4]	Annualized.
[5]	Costs are for the period of September 26, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[6]	Annualized.